Shareholder Report, Holdings (Details) - C000005442	Dec. 31, 2024
T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.40%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.40%
T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.90%
T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Apple
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%